UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05029

    Legg Mason Income Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

    Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code:

Funds Investor Services at 1-800-822-5544

or

Institutional Shareholder Services at 1-888-425-6432

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2009

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders	1

Portfolio of Investments

Investment Grade Income Portfolio

June 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 97.8%
Corporate Bonds and Notes — 75.0%
Aerospace and Defense — 1.0%
L-3 Communications Corp.	7.625%	6/15/12	$1,000,000	$1,002,500
United Technologies Corp.	5.400%	5/1/35	1,140,000	1,113,785

				2,116,285

Airlines — 0.2%
Continental Airlines Inc.	6.545%	2/2/19	144,762	133,905
Continental Airlines Inc.	7.256%	3/15/20	427,062	375,815

				509,720

Automobiles — 0.4%
General Motors Corp.	8.250%	7/15/23	650,000	79,625	A
General Motors Corp.	8.375%	7/15/33	6,070,000	773,925	A

				853,550

Beverages — 0.4%
Foster’s Finance Corp.	4.875%	10/1/14	840,000	769,278	B

Building Products — N.M.
American Standard Inc.	7.625%	2/15/10	5,000	5,085

Capital Markets — 4.7%
BankAmerica Capital III	1.701%	1/15/27	585,000	298,982	C
Goldman Sachs Capital II	5.793%	12/29/49	2,755,000	1,679,035	D
Goldman Sachs Group Inc. Senior Notes	6.000%	5/1/14	470,000	490,520
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	3,100,000	310	A,D
Lehman Brothers Holdings Inc.	6.500%	7/19/17	2,000,000	200	A
Merrill Lynch and Co. Inc.	6.050%	8/15/12	190,000	190,502
Merrill Lynch and Co. Inc.	5.700%	5/2/17	2,400,000	2,058,590
Merrill Lynch and Co. Inc.	6.400%	8/28/17	1,210,000	1,071,165
Merrill Lynch and Co. Inc.	6.110%	1/29/37	910,000	702,843
Morgan Stanley	4.750%	4/1/14	65,000	61,398
Morgan Stanley	6.625%	4/1/18	1,050,000	1,046,751
The Bear Stearns Cos. Inc.	7.250%	2/1/18	590,000	621,854
The Goldman Sachs Group Inc.	6.345%	2/15/34	2,025,000	1,633,685

				9,855,835

Chemicals — 0.5%
Lubrizol Corp.	8.875%	2/1/19	350,000	406,613
The Dow Chemical Co.	7.375%	11/1/29	800,000	727,061

				1,133,674

Commercial Banks — 5.5%
CBA Capital Trust I	5.805%	6/30/49	3,510,000	2,807,263	B
Comerica Capital Trust II	6.576%	2/20/37	990,000	584,100	D
SunTrust Bank	5.000%	9/1/15	770,000	696,827
SunTrust Capital VIII	6.100%	12/15/36	1,550,000	1,006,849	D
SunTrust Preferred Capital I	5.853%	12/15/49	185,000	125,800	D
UnionBanCal Corp.	5.250%	12/16/13	785,000	724,959

2	Semi-Annual Report to Shareholders

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — Continued
Wachovia Capital Trust III	5.800%	3/15/42	$2,580,000	$1,548,000	D
Wachovia Corp.	5.625%	10/15/16	2,000,000	1,910,618
Wells Fargo Capital X	5.950%	12/15/36	1,260,000	932,400
Wells Fargo Capital XIII	7.700%	12/29/49	1,500,000	1,245,000	D

				11,581,816

Consumer Finance — 8.8%
American Express Co.	6.800%	9/1/66	3,930,000	2,829,600	D
Capital One Financial Corp.	6.750%	9/15/17	670,000	641,047
Ford Motor Credit Co.	7.375%	2/1/11	2,390,000	2,163,607
Ford Motor Credit Co.	5.879%	6/15/11	6,828,000	5,923,290	C
GMAC LLC	7.500%	12/31/13	2,687,000	2,082,425	B
GMAC LLC	0.000%	6/15/15	40,000	17,200	E
GMAC LLC	8.000%	12/31/18	348,000	220,980	B
GMAC LLC	8.000%	11/1/31	2,465,000	1,725,500	B
Nelnet Inc.	7.400%	9/29/36	1,310,000	725,534	D
SLM Corp.	5.000%	10/1/13	1,400,000	1,132,400
SLM Corp.	8.450%	6/15/18	1,290,000	1,103,576

				18,565,159

Diversified Financial Services — 10.8%
AGFC Capital Trust I	6.000%	1/15/67	860,000	180,600	B,D
AIG SunAmerica Global Financing VI	6.300%	5/10/11	5,170,000	4,856,982	B
BAC Capital Trust XI	6.625%	5/23/36	1,000,000	754,104
BAC Capital Trust XIV	5.630%	3/15/49	2,730,000	1,365,000	D
Beaver Valley II Funding	9.000%	6/1/17	876,000	864,638
Capital One Bank	6.500%	6/13/13	690,000	682,047
Chase Capital II	1.528%	2/1/27	1,980,000	1,108,830	C
Citigroup Capital XXI	8.300%	12/21/57	970,000	756,430	D
Citigroup Inc.	6.125%	8/25/36	1,000,000	744,666
General Electric Capital Corp.	6.750%	3/15/32	5,000	4,489
General Electric Capital Corp.	6.375%	11/15/67	2,040,000	1,361,131	D
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500,000	1,321,557	D
HSBC Finance Corp.	5.500%	1/19/16	1,260,000	1,185,374
ILFC E-Capital Trust II	6.250%	12/21/65	2,320,000	858,400	B,D
JPMorgan Chase and Co.	4.891%	9/1/15	1,035,000	900,450	D
TNK-BP Finance SA	7.875%	3/13/18	100,000	82,500	B
UBS Preferred Funding Trust V	6.243%	5/15/49	3,030,000	1,787,700	D
ZFS Finance USA Trust II	6.450%	12/15/65	4,990,000	3,792,400	B,D

				22,607,298

Diversified Telecommunication Services — 2.7%
AT&T Corp.	8.000%	11/15/31	710,000	819,468
AT&T Inc.	5.100%	9/15/14	760,000	789,479
AT&T Inc.	5.600%	5/15/18	500,000	502,699

Semi-Annual Report to Shareholders	3

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Telecommunication Services — Continued
AT&T Inc.	6.550%	2/15/39	$1,440,000	$1,437,440
Embarq Corp.	7.082%	6/1/16	430,000	419,934
Verizon Global Funding Corp.	7.750%	6/15/32	375,000	417,804
Verizon Global Funding Corp.	5.850%	9/15/35	1,350,000	1,255,634

				5,642,458

Electric Utilities — 4.1%
Commonwealth Edison Co.	5.800%	3/15/18	1,590,000	1,614,669
Energy Future Holdings Corp.	10.875%	11/1/17	130,000	94,900
Energy Future Holdings Corp.	11.250%	11/1/17	3,105,800	1,894,538	F
FirstEnergy Corp.	7.375%	11/15/31	2,565,000	2,420,996
Pacific Gas and Electric Co.	6.050%	3/1/34	1,500,000	1,556,155
The Cleveland Electric Illuminating Co.	7.880%	11/1/17	850,000	958,041

				8,539,299

Energy Equipment and Services — 1.3%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010,000	1,077,335
EEB International Ltd.	8.750%	10/31/14	790,000	815,675	B
Pride International Inc.	7.375%	7/15/14	800,000	794,000

				2,687,010

Food and Staples Retailing — 0.6%
Safeway Inc.	6.250%	3/15/14	120,000	128,777
The Kroger Co.	8.000%	9/15/29	1,000,000	1,124,633

				1,253,410

Food Products — 0.5%
Ahold Finance USA Inc.	8.250%	7/15/10	50,000	51,540
Tyson Foods Inc.	7.850%	4/1/16	1,040,000	1,002,828	G

				1,054,368

Gas Utilities — 0.2%
Southern Natural Gas Co.	5.900%	4/1/17	480,000	464,883	B

Health Care Equipment and Supplies — 0.4%
Hospira Inc.	6.050%	3/30/17	840,000	820,341

Health Care Providers and Services — 6.0%
Cardinal Health Inc.	5.800%	10/15/16	550,000	532,371
Coventry Health Care Inc.	5.950%	3/15/17	1,150,000	901,585
HCA Inc.	6.300%	10/1/12	1,790,000	1,642,325
HCA Inc.	6.250%	2/15/13	2,130,000	1,863,750
HCA Inc.	5.750%	3/15/14	150,000	120,000
HCA Inc.	9.125%	11/15/14	1,100,000	1,089,000
HCA Inc.	9.250%	11/15/16	1,380,000	1,359,300
Humana Inc.	6.450%	6/1/16	600,000	527,950
UnitedHealth Group Inc.	6.000%	11/15/17	1,610,000	1,533,657
Universal Health Services Inc.	7.125%	6/30/16	1,450,000	1,455,082

4	Semi-Annual Report to Shareholders

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
WellPoint Inc.	5.875%	6/15/17	$1,560,000	$1,526,780

				12,551,800

Independent Power Producers and Energy Traders — 1.4%
Dynegy Holdings Inc.	8.750%	2/15/12	1,690,000	1,639,300
TXU Corp.	6.500%	11/15/24	2,730,000	1,367,951

				3,007,251

Industrial Conglomerates — 0.7%
General Electric Capital Corp.	5.900%	5/13/14	1,400,000	1,428,925

Insurance — 5.1%
Ace Ina Holdings Inc.	5.700%	2/15/17	410,000	408,246
Allstate Corp.	6.500%	5/15/57	1,450,000	1,065,750	D
American International Group Inc.	6.250%	3/15/37	230,000	56,925
ASIF Global Financing XIX	4.900%	1/17/13	90,000	76,566	B
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	760,000	471,200	D
Hartford Financial Services Group Inc.	8.125%	6/15/38	825,000	577,500	D
Liberty Mutual Group	5.750%	3/15/14	720,000	570,025	B
Liberty Mutual Group	7.800%	3/15/37	810,000	453,600	B
MetLife Inc.	6.400%	12/15/36	3,325,000	2,377,375	D
Prudential Financial Inc.	8.875%	6/15/38	910,000	755,300	D
The Chubb Corp.	6.375%	3/29/37	910,000	728,000	D
The Travelers Cos. Inc.	6.250%	3/15/37	1,450,000	1,168,648	D
The Travelers Cos. Inc.	6.250%	6/15/37	710,000	735,305
Willis North America Inc.	5.125%	7/15/10	760,000	730,415
Willis North America Inc.	5.625%	7/15/15	660,000	579,240

				10,754,095

IT Services — 0.3%
Electronic Data Systems Corp.	7.450%	10/15/29	570,000	688,152

Leisure Equipment and Products — 0.5%
Hasbro Inc.	6.300%	9/15/17	970,000	944,534	G

Media — 3.1%
Comcast Cable Holdings LLC	7.125%	2/15/28	180,000	183,621
Comcast Corp.	6.950%	8/15/37	1,800,000	1,876,822
Comcast Corp.	6.400%	5/15/38	750,000	734,184
News America Inc.	6.550%	3/15/33	1,495,000	1,338,068
Omnicom Group Inc.	6.250%	7/15/19	590,000	578,802
Omnicom Group Inc.	0.000%	7/1/38	300,000	288,750	E,H
Time Warner Entertainment Co. LP	8.375%	7/15/33	505,000	565,260
Time Warner Inc.	7.700%	5/1/32	1,015,000	997,406

				6,562,913

Semi-Annual Report to Shareholders	5

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Metals and Mining — 1.3%
Alcoa Inc.	6.000%	7/15/13	$260,000	$254,022
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	2,520,000	2,538,900

				2,792,922

Multiline Retail — 1.2%
Federated Retail Holdings Inc.	5.350%	3/15/12	435,000	395,942
Macy’s Retail Holdings Inc.	5.875%	1/15/13	1,000,000	876,097
May Department Stores Co.	5.750%	7/15/14	1,070,000	909,760
May Department Stores Co.	6.650%	7/15/24	490,000	324,513

				2,506,312

Oil, Gas and Consumable Fuels — 9.0%
ConocoPhillips	6.000%	1/15/20	1,000,000	1,070,705
DCP Midstream LLC	6.750%	9/15/37	1,830,000	1,520,256	B
Devon Financing Corp. ULC	7.875%	9/30/31	560,000	659,405
El Paso Corp.	7.800%	8/1/31	1,660,000	1,354,077
El Paso Corp.	7.750%	1/15/32	340,000	276,767
EOG Resources Inc.	5.875%	9/15/17	700,000	744,519
EOG Resources Inc.	5.625%	6/1/19	340,000	355,852
Hess Corp.	7.875%	10/1/29	2,770,000	3,004,469
KazMunaiGaz Exploration Production — GDR	8.375%	7/2/13	360,000	332,100	B
Kerr-McGee Corp.	6.950%	7/1/24	390,000	361,871
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,430,000	1,529,098
Pemex Project Funding Master Trust	6.625%	6/15/35	3,884,000	3,512,814
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,000,000	1,087,732
The Williams Cos. Inc.	7.625%	7/15/19	2,000,000	1,975,000
XTO Energy Inc.	6.100%	4/1/36	1,270,000	1,230,834

				19,015,499

Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	290,000	300,013

Real Estate Investment Trusts (REITs) — 1.3%
Health Care REIT Inc.	5.875%	5/15/15	1,440,000	1,256,052
iStar Financial Inc.	8.000%	3/15/11	9,000	7,852	B
iStar Financial Inc.	10.000%	6/15/14	1,985,000	1,468,900	B

				2,732,804

Road and Rail — 0.2%
Burlington Northern Rail Road Co.	7.330%	6/23/10	21,325	21,626	I
Norfolk Southern Corp.	7.875%	5/15/43	348,000	350,502

				372,128

Thrifts and Mortgage Finance — 0.6%
BB&T Capital Trust II	6.750%	6/7/36	1,600,000	1,280,000

Tobacco — 0.1%
Reynolds American Inc.	7.625%	6/1/16	270,000	270,809

6	Semi-Annual Report to Shareholders

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — 2.0%
New Cingular Wireless Services Inc.	8.750%	3/1/31	$1,470,000	$1,791,651
Nextel Communications Inc.	5.950%	3/15/14	469,000	369,337
Nextel Communications Inc.	7.375%	8/1/15	1,600,000	1,276,000
Sprint Capital Corp.	6.900%	5/1/19	920,000	761,300

				4,198,288

Total Corporate Bonds and Notes (Cost — $196,937,704)				157,865,914

Mortgage-Backed Securities — 0.8%
Variable Rate SecuritiesJ — 0.8%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.207%	9/25/37	1,322,694	955,955
Thornburg Mortgage Securities Trust 2007-4 3A1	6.190%	9/25/37	1,250,106	803,455

Total Mortgage-Backed Securities (Cost — $2,550,870)				1,759,410

U.S. Government and Agency Obligations — 0.3%
Fixed Rate Securities — 0.3%
United States Treasury Notes	1.750%	3/31/14	710,000	686,704

Total U.S. Government and Agency Obligations (Cost — $704,600)				686,704

U.S. Government Agency Mortgage-Backed Securities — N.M.
Indexed SecuritiesC — N.M.
Freddie Mac	4.387%	9/1/24	40,603	41,250	K

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $40,628)				41,250

Yankee BondsL — 21.4%
Chemicals — 0.2%
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	350,000	377,132

Commercial Banks — 9.4%
AES El Salvador Trust	6.750%	2/1/16	2,080,000	1,485,540	B
Banco Mercantil del Norte SA	6.135%	10/13/16	2,030,000	1,772,695	B,D
Barclays Bank PLC	7.434%	9/29/49	2,750,000	1,842,500	B,D
Barclays Bank PLC	7.700%	12/31/49	840,000	697,956	B,D
BOI Capital Funding	5.571%	2/1/49	426,000	159,750	B,D
Glitnir Banki Hf	6.330%	7/28/11	1,100,000	178,750	A,B,M
Glitnir Banki Hf	6.693%	6/15/16	1,900,000	190	A,B,D,M
Glitnir Banki Hf	7.451%	12/14/49	700,000	70	A,B,D,M
HBOS Capital Funding LP	6.071%	6/30/49	1,490,000	543,105	B,D
HSBC Capital Funding LP	4.610%	6/27/49	760,000	534,424	B,D
ICICI Bank Ltd.	6.375%	4/30/22	702,000	547,459	B,D
ICICI Bank Ltd.	6.375%	4/30/22	170,000	132,783	B,D
Kaupthing Bank Hf	5.750%	10/4/11	1,340,000	174,200	A,B,M
Kaupthing Bank Hf	7.625%	2/28/15	1,700,000	136,000	A,B,M
Kaupthing Bank Hf	7.125%	5/19/16	3,585,000	358	A,B,M

Semi-Annual Report to Shareholders	7

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Landsbanki Islands Hf	7.431%	12/31/49	$2,250,000	$225	A,B,D,M
Natixis	10.000%	4/29/49	1,270,000	761,848	B,D
Rabobank Nederland NV	11.000%	12/29/49	2,596,000	2,888,050	B,D
Resona Preferred Global Securities	7.191%	7/30/49	2,520,000	1,839,600	B,D
Royal Bank of Scotland Group PLC	7.640%	3/31/49	200,000	81,000	D
RSHB Capital SA	7.175%	5/16/13	2,040,000	1,938,000	B
RSHB Capital SA	7.125%	1/14/14	1,700,000	1,598,000	B
RSHB Capital SA	6.299%	5/15/17	570,000	490,200	B
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	3,385,000	1,354,000	B,D
Sumitomo Mitsui Banking Corp.	5.625%	10/15/49	730,000	671,837	B,D

				19,828,540

Consumer Finance — 0.5%
Aiful Corp.	6.000%	12/12/11	2,165,000	1,060,850	B

Diversified Financial Services — 1.6%
Lukoil International Finance BV	6.356%	6/7/17	982,000	873,980	B
Petroplus Finance Ltd.	7.000%	5/1/17	750,000	622,500	B
SMFG Preferred Capital	6.078%	1/29/49	230,000	183,832	B,D
TNK-BP Finance SA	7.500%	7/18/16	870,000	741,675	B
TNK-BP Finance SA	6.625%	3/20/17	100,000	79,000	B
UFJ Finance Aruba AEC	6.750%	7/15/13	920,000	952,608

				3,453,595

Diversified Telecommunication Services — 3.3%
British Telecommunications PLC	9.625%	12/15/30	420,000	465,636	G
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,100,000	1,287,802	G
Deutsche Telekom International Finance BV	9.250%	6/1/32	670,000	821,790	G
Telecom Italia Capital	7.200%	7/18/36	2,070,000	2,007,031
Telefonica Emisiones S.A.U.	5.877%	7/15/19	800,000	824,794
Telefonica Emisiones S.A.U.	7.045%	6/20/36	800,000	886,506
VIP Finance Ireland Ltd	8.375%	4/30/13	680,000	617,100	B

				6,910,659

Food and Staples Retailing — 0.4%
Delhaize Group	6.500%	6/15/17	860,000	878,209

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	450,000	342,000	B

Insurance — 0.7%
Axa	8.600%	12/15/30	1,630,000	1,527,047

Media — 0.2%
WPP Finance	8.000%	9/15/14	350,000	355,435

Metals and Mining — 1.5%
Evraz Group SA	8.875%	4/24/13	540,000	442,800	B
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	640,000	711,362	G

8	Semi-Annual Report to Shareholders

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Metals and Mining — Continued
Vale Overseas Ltd.	6.875%	11/21/36	$2,178,000		$2,068,022

					3,222,184

Oil, Gas and Consumable Fuels — 2.7%
Anadarko Finance Co.	6.750%	5/1/11	10,000		10,408
Anadarko Finance Co.	7.500%	5/1/31	3,860,000		3,766,468
Gazprom	6.212%	11/22/16	669,000		558,615	B
Petrobras International Finance Co.	5.875%	3/1/18	1,280,000		1,258,128

					5,593,619

Wireless Telecommunication Services — 0.7%
America Movil SA de CV	5.625%	11/15/17	360,000		351,866
Rogers Wireless Inc.	6.375%	3/1/14	1,000,000		1,071,870

					1,423,736

Total Yankee Bonds (Cost — $66,314,402)					44,973,006

Preferred Stocks — 0.3%
Fannie Mae	8.250%		35,925	shs	48,140	D,K,N
Freddie Mac	8.375%		244,245		297,979	D,K,N
Preferred Blocker Inc.	7.000%		616		264,918	B

Total Preferred Stocks (Cost — $4,615,075)					611,037

Total Long-Term Securities (Cost — $271,163,279)					205,937,321

Short-Term Securities — 1.6%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	1/25/10	$162,000		161,691	E,K,O

					161,691

Repurchase Agreements — 1.5%
Deutsche Bank 0.07%, dated 6/30/09, to be repurchased at $1,515,003 on 7/1/09 (Collateral: $1,534,000 Freddie Mac note, 1.722% due 4/27/11, value $1,545,299)			1,515,000		1,515,000
Goldman Sachs & Co. 0.03%, dated 6/30/09, to be repurchased at $1,516,001 on 7/1/09 (Collateral: $1,540,000 Fannie Mae note, 2.750% due 3/13/14, value $1,547,700)			1,516,000		1,516,000

					3,031,000

Total Short-Term Securities (Cost — $3,192,626)					3,192,691

Semi-Annual Report to Shareholders	9

Total Investments — 99.4% (Cost — $274,355,905)P			$209,130,012
Other Assets Less Liabilities — 0.6%			1,314,531

Net Assets — 100.0%			$210,444,543

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedQ
U.S. Treasury Note Futures	September 2009	264	$(226,570)

Futures Contracts WrittenQ
U.S. Treasury Bond Futures	September 2009	8	(5,079)
U.S. Treasury Note Futures	September 2009	184	70,643

			$65,564

N.M.	Not Meaningful.
A	Bond is currently in default.
B

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 23.10% of net assets.

C

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

D

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

E	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
G	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
H	Convertible Security - Security may be converted into the issuer’s common stock.
I	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
J	The coupon rates shown on variable rate securities are the rates at June 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
K	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
L	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
M	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
N	Non-income producing.
O	All or a portion of this security is collateral to cover futures and options contracts written.
P

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,410,374
Gross unrealized depreciation	(67,636,267)

Net unrealized depreciation	$(65,225,893)

Q	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

10	Semi-Annual Report to Shareholders

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Investment Grade Income Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at market value (Cost - $271,163,279)		$205,937,321
Short-term securities at value (Cost - $3,192,626)		3,192,691
Cash		235
Interest receivable		3,619,141
Receivable for securities sold		642,731
Receivable for fund shares sold		214,701
Other assets		1,226

Total assets		213,608,046

Liabilities:
Payable for fund shares repurchased	$1,474,792
Payable for securities purchased	1,386,077
Accrued management fees	78,610
Accrued distribution and service fees	82,162
Income distribution payable	12,059
Futures variation margin payable	5,126
Accrued expenses	124,677

Total liabilities		3,163,503

Net Assets		$210,444,543

Net assets consist of:
Accumulated paid-in-capital		$305,566,037
Undistributed net investment income		188,524
Accumulated net realized loss on investments and futures		(29,923,119)
Net unrealized depreciation of investments and futures		(65,386,899)

Net Assets		$210,444,543

Net Asset Value Per Share:
Primary Class (24,873,441 shares outstanding)		$8.07

Institutional Class (1,208,561 shares outstanding)		$8.07

See notes to financial statements.

Semi-Annual Report to Shareholders	11

Statement of Operations

Investment Grade Income Portfolio

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$9,070,425
Dividends	16,718

Total income		$9,087,143

Expenses:
Management fees	586,279
Distribution and service fees:
Primary Class	465,624
Audit and legal fees	18,324
Custodian fees	19,264
Directors’ fees and expenses	30,598
Registration fees	17,519
Reports to shareholders:
Primary Class	7,202
Institutional Class	56
Transfer agent and shareholder servicing expense:
Primary Class	78,213
Institutional Class	10,356
Other expenses	18,974

	1,252,409
Less: Fees waived	(247,221)

Net expenses		1,005,188

Net Investment Income		8,081,955
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(14,453,054)
Futures	758,161

		(13,694,893)
Change in unrealized appreciation/(depreciation) of:
Investments	42,539,643
Futures	(499,021)

		42,040,622

Net Realized and Unrealized Gain on Investments		28,345,729

Change in Net Assets Resulting From Operations		$36,427,684

See notes to financial statements.

12	Semi-Annual Report to Shareholders

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Investment Grade Income Portfolio

	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008
	(Unaudited)

Change in Net Assets:

Net investment income	$8,081,955	$22,359,803
Net realized loss	(13,694,893)	(15,480,095)
Change in unrealized appreciation/(depreciation)	42,040,622	(97,822,130)

Change in net assets resulting from operations	36,427,684	(90,942,422)

Distributions to shareholders from:
Net investment income:
Primary Class	(7,706,076)	(21,039,955)
Institutional Class	(403,379)	(1,065,882)

Change in net assets from fund share transactions:
Primary Class	(27,683,013)	(76,519,144)
Institutional Class	(1,572,634)	(33,416,476)

Change in net assets	(937,418)	(222,983,879)

Net Assets:

Beginning of period	211,381,961	434,365,840

End of period	$210,444,543	$211,381,961

Undistributed net investment income	$188,524	$216,024

See notes to financial statements.

Semi-Annual Report to Shareholders	13

Semi-Annual Report to Shareholders

Financial Highlights

Investment Grade Income Portfolio

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30,		Years Ended December 31,
	2009		2008		2007		2006		2005	2004
	(Unaudited)

Net asset value, beginning of period	$6.96		$10.11		$10.49		$10.40		$10.81	$10.88

Investment operations:
Net investment income	.29	A	.61	A	.55	A	.51	A	.49	.49
Net realized and unrealized gain/(loss)	1.11		(3.16)		(.35)		.09		(.31)	.18

Total from investment operations	1.40		(2.55)		.20		.60		.18	.67

Distributions from:
Net investment income	(.29)		(.60)		(.55)		(.51)		(.49)	(.49)
Net realized gain on investments	—		—		(.03)		—	B	(.10)	(.25)

Total distributions	(.29)		(.60)		(.58)		(.51)		(.59)	(.74)

Net asset value, end of period	$8.07		$6.96		$10.11		$10.49		$10.40	$10.81

Total returnC	20.77%		(26.19)%		1.93%		6.01%		1.69%	6.29%

Ratios to Average Net Assets:D
Total expenses	1.30	%E	1.28%		1.28%		1.33%		1.30%	1.27%
Expenses net of waivers, if any	1.05	%E	1.00%		1.00%		1.00%		1.00%	1.00%
Expenses net of all reductions	1.05	%E	1.00%		1.00%		1.00%		1.00%	1.00%
Net investment income	8.25	%E	6.78%		5.32%		4.98%		4.64%	4.47%

Supplemental Data:
Portfolio turnover rate	7.1%		15.3%		47.2%		65.7%		51.1%	74.9%

Net assets, end of period (in thousands)	$200,692		$201,437		$386,094		$404,864		$366,329	$403,361

A	Computed using average daily shares outstanding.
B	Amount less than $.01 per share.
C

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

E	Annualized.

See notes to financial statements.

14	Semi-Annual Report to Shareholders

Semi-Annual Report to Shareholders

Financial Highlights

Investment Grade Income Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	Six Months Ended June 30,		Years Ended December 31,
	2009		2008		2007		2006		2005	2004
	(Unaudited)

Net asset value, beginning of period	$6.97		$10.11		$10.49		$10.41		$10.82	$10.89

Investment operations:
Net investment income	.30	A	.65	A	.61	A	.56	A	.55	.54
Net realized and unrealized gain/(loss)	1.10		(3.14)		(.36)		.08		(.31)	.17

Total from investment operations	1.40		(2.49)		.25		.64		.24	.71

Distributions from:
Net investment income	(.30)		(.65)		(.60)		(.56)		(.55)	(.53)
Net realized gain on investments	—		—		(.03)		—	B	(.10)	(.25)

Total distributions	(.30)		(.65)		(.63)		(.56)		(.65)	(.78)

Net asset value, end of period	$8.07		$6.97		$10.11		$10.49		$10.41	$10.82

Total returnC	20.90%		(25.71)%		2.44%		6.45%		2.27%	6.85%

Ratios to Average Net Assets:D
Total expenses	.93	%E	.85%		.74%		.74%		.74%	.74%
Expenses net of waivers, if any	.55	%E	.50%		.50%		.50%		.44%	.47%
Expenses net of all reductions	.55	%E	.50%		.50%		.50%		.44%	.47%
Net investment income	8.74	%E	7.24%		5.95%		5.47%		5.26%	5.02%

Supplemental Data:
Portfolio turnover rate	7.1%		15.3%		47.2%		65.7%		51.1%	74.9%

Net assets, end of period (in thousands)	$9,753		$9,945		$48,272		$11,894		$20,441	$10,216

A	Computed using average daily shares outstanding.
B	Amount less than $.01 per share.
C

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders	15

Portfolio of Investments

Limited Duration Bond Portfolio

June 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 93.5%
Corporate Bonds and Notes — 25.2%
Aerospace and Defense — 0.4%
United Technologies Corp.	5.375%	12/15/17	$410,000	$434,203

Airlines — 1.6%
Continental Airlines Inc.	7.056%	9/15/09	70,000	69,300
Continental Airlines Inc.	6.900%	1/2/18	421,853	367,012
Continental Airlines Inc.	6.545%	2/2/19	376,381	348,153
Continental Airlines Inc.	6.703%	6/15/21	286,978	241,061
Northwest Airlines Inc.	1.535%	5/20/14	718,997	539,248	A

				1,564,774

Capital Markets — 4.2%
Goldman Sachs Capital II	5.793%	12/29/49	2,080,000	1,267,656	B
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	970,000	97	C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	340,000	34	C
Merrill Lynch and Co. Inc.	6.050%	8/15/12	700,000	701,850
Merrill Lynch and Co. Inc.	6.150%	4/25/13	720,000	721,017
Morgan Stanley	6.600%	4/1/12	330,000	349,390
The Bear Stearns Cos. Inc.	6.400%	10/2/17	200,000	200,355
The Goldman Sachs Group Inc.	1.625%	7/15/11	530,000	532,881
The Goldman Sachs Group Inc.	6.600%	1/15/12	350,000	372,654

				4,145,934

Chemicals — 0.1%
The Dow Chemical Co.	5.700%	5/15/18	90,000	79,535

Commercial Banks — 1.8%
SunTrust Capital VIII	6.100%	12/15/36	120,000	77,950	B
Wachovia Capital Trust III	5.800%	8/29/49	1,960,000	1,176,000	B
Wells Fargo Capital X	5.950%	12/15/36	300,000	222,000	B
Wells Fargo Capital XIII	7.700%	12/29/49	350,000	290,500	B

				1,766,450

Commercial Services and Supplies — 0.7%
Waste Management Inc.	7.375%	8/1/10	650,000	677,340

Consumer Finance — 1.8%
American Express Co.	6.800%	9/1/66	600,000	432,000	B
GMAC LLC	7.500%	12/31/13	853,000	661,075	D
Nelnet Inc.	7.400%	9/29/36	380,000	210,460	B
SLM Corp.	8.450%	6/15/18	590,000	504,736

				1,808,271

Diversified Financial Services — 3.3%
AGFC Capital Trust I	6.000%	1/15/67	860,000	180,600	B,D
General Electric Capital Corp.	2.125%	12/21/12	1,040,000	1,032,844
General Electric Capital Corp.	6.375%	11/15/67	675,000	450,374	B
IBM International Group Capital LLC	5.050%	10/22/12	950,000	1,016,934

16	Semi-Annual Report to Shareholders

Portfolio of Investments - Continued

Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
ZFS Finance USA Trust III	1.779%	12/15/65	$970,000	$591,700	A,D

				3,272,452

Diversified Telecommunication Services — 1.3%
AT&T Inc.	4.850%	2/15/14	440,000	456,368
Qwest Corp.	7.875%	9/1/11	230,000	230,000
Verizon Communications Inc.	8.750%	11/1/18	150,000	177,672
Verizon Wireless Capital LLC	3.750%	5/20/11	430,000	438,803	D

				1,302,843

Electric Utilities — 0.5%
Pacific Gas and Electric Co.	4.800%	3/1/14	500,000	526,391

Food and Staples Retailing — 0.5%
Wal-Mart Stores Inc.	5.800%	2/15/18	500,000	544,672

Health Care Equipment and Supplies — 0.5%
Hospira Inc.	5.550%	3/30/12	500,000	520,907

Leisure Equipment and Products — 0.1%
Eastman Kodak Co.	7.250%	11/15/13	110,000	67,100

Media — 1.4%
The Walt Disney Co.	4.700%	12/1/12	280,000	300,846
Time Warner Cable Inc.	8.250%	2/14/14	180,000	201,761
Time Warner Inc.	5.500%	11/15/11	830,000	857,124

				1,359,731

Multi-Utilities — 0.4%
Dominion Resources Inc.	8.875%	1/15/19	300,000	357,762

Multiline Retail — 0.3%
Federated Retail Holdings Inc.	5.350%	3/15/12	330,000	300,370

Office Electronics — 0.3%
Xerox Corp.	5.500%	5/15/12	330,000	329,097

Oil, Gas and Consumable Fuels — 4.5%
Apache Corp.	6.250%	4/15/12	520,000	561,971
Devon Financing Corp. ULC	6.875%	9/30/11	350,000	380,132
El Paso Natural Gas Co.	5.950%	4/15/17	590,000	567,900
Energy Transfer Partners LP	9.700%	3/15/19	120,000	137,765
Hess Corp.	6.650%	8/15/11	510,000	542,810
Kinder Morgan Energy Partners LP	6.750%	3/15/11	810,000	848,944
Occidental Petroleum Corp.	7.000%	11/1/13	690,000	789,963
Pemex Project Funding Master Trust	1.250%	12/3/12	252,000	235,620	A,D
XTO Energy Inc.	5.650%	4/1/16	440,000	445,451

				4,510,556

Semi-Annual Report to Shareholders	17

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial Inc.	10.000%	6/15/14	$650,000	$481,000	D

Thrifts and Mortgage Finance — 0.6%
Countrywide Financial Corp.	5.800%	6/7/12	600,000	603,739

Tobacco — 0.4%
Philip Morris International Inc.	4.875%	5/16/13	400,000	419,755

Total Corporate Bonds and Notes (Cost — $29,729,589)				25,072,882

Asset-Backed Securities — 11.0%
Fixed Rate Securities — 2.2%
Drive Auto Receivables Trust 2006-1 A4	5.540%	12/16/13	740,579	741,250	D
Ford Credit Auto Owner Trust 2009-B A2	2.100%	11/15/11	790,000	790,475
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	305,614	303,272	D
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	442,935	383,546	D

				2,218,543

Indexed SecuritiesA — 8.2%
Asset Backed Funding Certificates 2002-WF2	1.439%	5/25/32	221,263	119,569
Asset Backed Funding Certificates 2004-OPT2 M1	0.864%	8/25/33	400,000	211,242
Bank of America Credit Card Trust 2006-A9 A9	0.329%	2/15/13	1,060,000	1,046,164
Bank of America Credit Card Trust 2008-A1 A1	0.899%	4/15/13	670,000	664,724
Bear Stearns Asset Backed Securities Inc. 2004-1	0.834%	6/25/34	1,828,966	963,293
Chase Issuance Trust 2009-A4 A4	1.070%	6/15/12	760,000	758,780
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	0.714%	11/25/46	1,345,161	503,225	D
Countrywide Asset-Backed Certificates 2007-13 2A1	1.214%	10/25/47	874,298	539,877
Countrywide Home Equity Loan Trust 2004-O	0.599%	2/15/34	347,371	107,304	E
Lehman XS Trust 2005-5N 3A1A	0.614%	11/25/35	1,230,859	525,176
Long Beach Mortgage Loan Trust 2006-A A1	0.404%	5/25/36	994,238	36,101
Nelnet Student Loan Trust 2008-4 A4	2.572%	4/25/24	1,600,000	1,576,448
RAAC Series 2005-RP1	0.654%	7/25/37	112,117	109,560	D
Securitized Asset Backed Receivables LLC 2006-FR3 A2	0.454%	5/25/36	470,105	302,482
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1	0.914%	11/25/34	530,000	247,845
Structured Asset Securities Corp. 2007-BC3 1A2	0.454%	5/25/47	800,000	217,770
WaMu Asset-Backed Certificates 2007-HE1 2A3	0.464%	1/25/37	800,000	188,745

				8,118,305

Variable Rate SecuritiesF — 0.6%
Green Tree 2008-MH1 A1	7.000%	4/25/38	662,757	647,311	D

Total Asset-Backed Securities (Cost — $16,665,013)				10,984,159

Mortgage-Backed Securities — 21.0%
Fixed Rate Securities — 2.3%
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	994,185	890,728

18	Semi-Annual Report to Shareholders

Portfolio of Investments - Continued

Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	$1,379,837	$1,331,543

				2,222,271

Indexed SecuritiesA — 13.5%
Banc of America Mortgage Securities 2005-F	5.012%	7/25/35	1,615,328	1,036,287
Bayview Commercial Asset Trust 2005-2A A2	0.664%	8/25/35	508,002	248,494	D
Bear Stearns Alt-A Trust 2007-1 1A1	0.474%	1/25/47	1,474,582	588,843
Bear Stearns ARM Trust 2004-10	4.960%	1/25/35	228,141	166,501
Countrywide Alternative Loan Trust 2005-59 1A1	0.644%	11/20/35	1,199,559	541,775
Countrywide Alternative Loan Trust 2006-0A2 A5	0.545%	5/20/46	1,516,251	578,644
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2	3.637%	6/25/34	449,253	375,578
First Horizon Alternative Mortgage Securities 2006-FA8 1A8	0.684%	2/25/37	336,574	148,991
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B	0.434%	12/25/46	505,840	300,756
Harborview Mortgage Loan Trust 2004-8 3A2	0.713%	11/29/34	348,772	162,626
HomeBanc Mortgage Trust 2004-2 A1	0.684%	12/25/34	718,388	541,319
HomeBanc Mortgage Trust 2005-1 A1	0.564%	3/25/35	1,157,710	540,378
Impac CMB Trust 2004-6 1A2	1.094%	10/25/34	217,600	114,104
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.151%	11/25/37	730,863	476,777
JPMorgan Mortgage Trust 2004-A1 1A1	4.333%	10/25/33	1,563,295	1,419,417
JPMorgan Mortgage Trust 2004-A1 1A1	4.804%	2/25/34	488,338	439,894
MASTR Adjustable Rate Mortgages Trust 2004-13	3.649%	11/21/34	3,000,000	1,890,427
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1	2.239%	12/25/46	953,030	271,614
MASTR Specialized Loan Trust 2006-01 A	0.614%	12/25/35	368,528	206,252	D
Sequoia Mortgage Trust 2003-2 A2	1.447%	6/20/33	281,854	212,318
Structured Asset Mortgage Investments Inc. 2006-AR2 A1	0.544%	2/25/36	647,610	255,715
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	0.524%	8/25/36	1,139,347	469,305
WaMu Alternative Mortgage Pass-Through Certificates 2006-AR01 A1B	0.634%	2/25/36	1,116,950	229,666
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.672%	10/25/33	1,730,751	1,428,384
WaMu Mortgage Pass-Through Certificates 2003-AR8 A	4.242%	8/25/33	372,632	324,412
WaMu Mortgage Pass-Through Certificates 2004-AR08 A1	0.858%	6/25/44	440,698	235,924
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	2.409%	6/25/46	742,075	254,903

				13,459,304

Variable Rate SecuritiesF — 5.2%
Banc of America Funding Corp. 2004-B	5.256%	12/20/34	281,309	185,745
Chase Mortgage Finance Corp. 2007-A1 2A3	4.077%	2/25/37	595,698	510,215

Semi-Annual Report to Shareholders	19

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
Citigroup Mortgage Loan Trust Inc. 2007-AR4 2A1A	5.451%	3/25/37	$1,533,554	$926,652
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A	5.722%	8/25/47	841,579	521,602
Countrywide Alternative Loan Trust 2004-33 1A1	4.979%	12/25/34	156,093	104,700
Countrywide Alternative Loan Trust 2004-33 2A1	5.185%	12/25/34	111,904	59,050	E
JPMorgan Mortgage Trust 2006-A2 5A1	5.122%	11/25/33	232,139	202,888
Nomura Asset Acceptance Corp. 2004-AR4 1A1	4.873%	12/25/34	810,136	700,769	E
Prime Mortgage Trust 2005-2	7.412%	10/25/32	732,815	634,343
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1	5.613%	6/25/35	572,189	337,873
WaMu Mortgage Pass Through Certificates 2005-AR4	4.668%	4/25/35	200,000	110,904
WaMu Mortgage Pass-Through Certificates 2004-AR14 A1	4.224%	1/25/35	1,011,738	890,456

				5,185,197

Total Mortgage-Backed Securities (Cost — $32,940,812)				20,866,772

U.S. Government and Agency Obligations — 10.6%
Fixed Rate Securities — 1.8%
Federal Home Loan Bank	1.625%	7/27/11	570,000	573,136
Freddie Mac	2.125%	3/23/12	1,180,000	1,190,670	G

				1,763,806

Treasury Inflation-Protected SecuritiesH — 8.8%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	8,137,437	8,137,437	I
United States Treasury Inflation-Protected Security	3.875%	4/15/29	518,812	658,243	I

				8,795,680

Total U.S. Government and Agency Obligations (Cost — $10,433,980)				10,559,486

U.S. Government Agency Mortgage-Backed Securities — 10.9%
Fixed Rate Securities — 5.8%
Fannie Mae	8.500%	6/1/10 to 8/1/11	334	343	G
Fannie Mae	6.500%	7/1/13 to 10/1/32	804,788	860,809	G
Fannie Mae	9.500%	7/1/14	272	278	G
Fannie Mae	11.000%	12/1/15	9,348	10,212	G
Fannie Mae	12.500%	1/1/18	18,789	22,037	G
Fannie Mae	9.000%	11/1/21	56,399	60,923	G
Fannie Mae	7.000%	12/1/26 to 1/1/33	2,979,471	3,265,876	G
Fannie Mae	6.000%	11/1/27	102	108	G
Freddie Mac	9.000%	1/1/17 to 1/1/21	50,007	55,123	G
Freddie Mac	8.500%	6/1/21	1,263	1,365	G
Freddie Mac	8.000%	2/1/31	167,679	183,676	G
Freddie Mac	7.000%	4/1/32	1,064,588	1,155,632	G
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	132,018	140,221

20	Semi-Annual Report to Shareholders

Portfolio of Investments - Continued

Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Government National Mortgage Association	9.000%	6/15/22 to 9/15/22	$1,408	$1,528

				5,758,131

Indexed SecuritiesA — 4.8%
Fannie Mae	4.332%	10/1/34	586,746	600,936	G
Fannie Mae	4.328%	1/1/35	741,400	755,450	G
Fannie Mae	4.772%	2/1/35	439,553	455,076	G
Fannie Mae	4.965%	3/1/35	2,911,996	3,025,439	G

				4,836,901

Stripped Securities — 0.3%
Government National Mortgage Association	8.125%	6/16/26	1,208,591	168,751	J,K1
Government National Mortgage Association	8.175%	8/16/26	893,890	114,414	J,K1

				283,165

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $11,008,017)				10,878,197

Yankee BondsL — 14.6%
Beverages — 0.4%
Diageo Capital PLC	5.200%	1/30/13	350,000	364,007

Capital Markets — 0.9%
Deutsche Bank AG	6.000%	9/1/17	900,000	918,101

Commercial Banks — 3.4%
Glitnir Banki Hf	5.815%	1/21/11	1,550,000	251,875	A,C,D,J
Glitnir Banki Hf	6.693%	6/15/16	50,000	5	B,C,D,J
Kaupthing Bank Hf	4.958%	1/15/10	190,000	24,700	A,C,D,J
Kaupthing Bank Hf	5.750%	10/4/11	420,000	54,600	C,D,J
Kaupthing Bank Hf	7.625%	2/28/15	330,000	26,400	C,D,J
Landsbanki Islands Hf	6.100%	8/25/11	620,000	18,600	C,D,J
Landsbanki Islands Hf	7.431%	12/31/49	240,000	24	B,C,D,J
Lloyds TSB Group PLC	2.800%	4/2/12	1,900,000	1,918,620	D,E
Resona Preferred Global Securities	7.191%	12/29/49	830,000	605,900	B,D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	640,000	256,000	B,D
Westpac Banking Corp.	2.500%	5/25/12	210,000	208,492	D

				3,365,216

Diversified Financial Services — 2.4%
Aiful Corp.	5.000%	8/10/10	1,280,000	780,800	D
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	600,000	525,246	B
TNK-BP Finance SA	6.875%	7/18/11	1,090,000	1,058,663	D

				2,364,709

Diversified Telecommunication Services — 3.3%
British Telecommunications PLC	9.125%	12/15/10	520,000	552,278	M

Semi-Annual Report to Shareholders	21

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Telecommunication Services — Continued
Deutsche Telekom International Finance BV	8.500%	6/15/10	$650,000		$683,582	M
France Telecom SA	7.750%	3/1/11	570,000		616,473	M
Koninklijke (Royal) KPN NV	8.000%	10/1/10	680,000		713,509
Telefonica Emisiones S.A.U.	1.346%	2/4/13	790,000		738,739	A

					3,304,581

Health Care Equipment and Supplies — 0.5%
Baxter Finco BV	4.750%	10/15/10	520,000		538,694

Industrial Conglomerates — 1.6%
Tyco International Group SA	6.375%	10/15/11	1,480,000		1,559,523

Insurance — 0.4%
Merna Reinsurance Ltd.	2.970%	7/7/10	400,000		372,560	A,D

Metals and Mining — 0.2%
Vale Overseas Ltd.	6.250%	1/23/17	250,000		252,066

Oil, Gas and Consumable Fuels — 0.9%
Anadarko Finance Co.	6.750%	5/1/11	870,000		905,496

Wireless Telecommunication Services — 0.6%
Rogers Wireless Inc.	6.375%	3/1/14	520,000		557,373

Total Yankee Bonds (Cost — $18,517,483)					14,502,326

Preferred Stocks — 0.2%
Fannie Mae	8.250%		15,950	shs	21,373	B,G,N
Freddie Mac	8.375%		21,700		26,474	B,G,N
Home Ownership Funding Corp.	1.000%		500		48,010	D,F,J,N
Home Ownership Funding Corp. II	1.000%		1,400		134,430	D,F,J,N

Total Preferred Stocks (Cost — $2,478,698)					230,287

Total Long-Term Securities (Cost — $121,773,592)					93,094,109

Short-Term Securities — 3.4%
Repurchase Agreements — 3.4%
Deutsche Bank 0.07%, dated 6/30/09, to be repurchased at $1,669,003 on 7/1/09 (Collateral: $1,690,000 Freddie Mac notes, 1.722%, due 4/27/11, value $1,702,379)			$1,669,000		1,669,000
Goldman Sachs & Co. 0.03%, dated 6/30/09, to be repurchased at $1,670,001 on 7/1/09 (Collateral: $1,700,000 Fannie Mae notes, 2.75%, due 3/13/14, value $1,708,500)			1,670,000		1,670,000

Total Short-Term Securities (Cost — $3,339,000)					3,339,000

22	Semi-Annual Report to Shareholders

Portfolio of Investments - Continued

Limited Duration Bond Portfolio - Continued

Total Investments — 96.9% (Cost — $125,112,592)O			96,433,109
Other Assets Less Liabilities — 3.1%			3,106,356

Net Assets — 100.0%			$99,539,465

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedP
Eurodollar Futures	March 2010	31	920
Eurodollar Futures	September 2010	114	53,055
U.S. Treasury Note Futures	September 2009	69	(88,064)

			$(34,089)

Futures Contracts WrittenP
U.S. Treasury Note Futures	September 2009	23	$(1,865)

N.M.	Not Meaningful.
A

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

B

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C	Bond is currently in default.
D

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 11.54% of net assets.

E	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
F	The coupon rates shown on variable rate securities are the rates at June 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
G	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
H

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

I	All or a portion of this security is collateral to cover futures and options contracts written.
J	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
K

Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
M	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
N	Non-income producing.
O

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,528,820
Gross unrealized depreciation	(30,208,303)

Net unrealized depreciation	$(28,679,483)

P	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders	23

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Limited Duration Bond Portfolio

June 30, 2009 (Unaudited)

Assets:

Investment securities at market value (Cost - $121,773,592)		$93,094,109
Short-term securities at value (Cost - $3,339,000)		3,339,000
Cash		466
Receivable for securities sold		4,284,554
Interest receivable		904,251
Receivable for fund shares sold		127,685
Other assets		11,324

Total assets		101,761,389

Liabilities:

Payable for securities purchased	$1,563,059
Payable for fund shares repurchased	474,204
Accrued management fees	24,776
Accrued distribution and service fees	38,099
Futures variation margin payable	28,744
Payable for Lehman settlement	2,281
Income distribution payable	32
Accrued expenses and other liabilities	90,729

Total liabilities		2,221,924

Net Assets		$99,539,465

Net assets consist of:

Accumulated paid-in-capital		$139,020,346
Overdistributed net investment income		(181,716)
Accumulated net realized loss on investments, options and futures		(10,583,728)
Net unrealized depreciation of investments and futures		(28,715,437)

Net Assets		$99,539,465

Net Asset Value Per Share:
Primary Class (10,872,869 shares outstanding)		$8.56

Institutional Class (755,827 shares outstanding)		$8.56

See notes to financial statements.

24	Semi-Annual Report to Shareholders

Statement of Operations

Limited Duration Bond Portfolio

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:

Interest		$2,506,290

Expenses:

Management fees	218,916
Distribution and service fees:
Primary Class	227,437
Audit and legal fees	15,131
Custodian fees	17,358
Directors’ fees and expenses	30,812
Registration fees	20,106
Reports to shareholders:
Primary Class	14,666
Institutional Class	246
Transfer agent and shareholder servicing expense:
Primary Class	25,294
Institutional Class	9,364
Other expenses	18,569

	597,899
Less: Fees waived	(111,967)

Net expenses		485,932

Net Investment Income		2,020,358

Net Realized and Unrealized Gain/(Loss) on Investments:

Net realized gain/(loss) on:
Investments	(1,446,181)
Options written	(819,207)
Futures	2,312,701

		47,313

Change in unrealized appreciation/(depreciation) of:
Investments	8,476,718
Options written	745,213
Futures	(2,177,368)

		7,044,563

Net Realized and Unrealized Gain on Investments		7,091,876

Change in Net Assets Resulting From Operations		$9,112,234

See notes to financial statements.

Semi-Annual Report to Shareholders	25

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Limited Duration Bond Portfolio

	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008
	(Unaudited)
Change in Net Assets:

Net investment income	$2,020,358	$6,236,030
Net realized gain/(loss)	47,313	(1,083,843)
Change in unrealized appreciation/(depreciation)	7,044,563	(29,246,464)

Change in net assets resulting from operations	9,112,234	(24,094,277)

Distributions to shareholders from:
Net investment income:
Primary Class	(1,855,630)	(6,092,645)
Institutional Class	(145,722)	(503,244)

Change in net assets from fund share transactions:
Primary Class	(10,128,999)	(42,218,056)
Institutional Class	(1,731,429)	(1,186,880)

Change in net assets	(4,749,546)	(74,095,102)

Net Assets:

Beginning of period	104,289,011	178,384,113

End of period	$99,539,465	$104,289,011

Overdistributed net investment income	$(181,716)	$(200,722)

See notes to financial statements.

26	Semi-Annual Report to Shareholders

Semi-Annual Report to Shareholders

Financial Highlights

Limited Duration Bond Portfolio

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30,		Years Ended December 31,
	2009		2008		2007		2006		2005	2004
	(Unaudited)
Net asset value, beginning of period	$7.95		$9.97		$10.22		$10.20		$10.36	$10.54

Investment operations:
Net investment income	.17	A	.39	A	.46	A	.42	A	.33	.29
Net realized and unrealized gain/(loss)	.61		(1.99)		(.25)		.02		(.14)	(.09)

Total from investment operations	.78		(1.60)		.21		.44		.19	.20

Distributions from:
Net investment income	(.17)		(.42)		(.46)		(.42)		(.35)	(.37)
Net realized gain on investments	—		—		—		—		—	(.01)

Total distributions	(.17)		(.42)		(.46)		(.42)		(.35)	(.38)

Net asset value, end of period	$8.56		$7.95		$9.97		$10.22		$10.20	$10.36

Total returnB	9.87%		(16.52)%		2.05%		4.46%		1.83%	1.89%

Ratios to Average Net Assets:C
Total expenses	1.25	%D	1.22%		1.18%		1.21%		1.15%	1.21%
Expenses net of waivers, if any	1.03	%D	1.00%		1.00%		1.00%		1.00%	1.00%
Expenses net of all reductions	1.03	%D	1.00%		1.00%		1.00%		1.00%	1.00%
Net investment income	4.12	%D	4.21%		4.51%		4.10%		3.21%	2.81%

Supplemental Data:
Portfolio turnover rate	27.0%		224.1%		286.8%		237.2%		81.6%	238.0%

Net assets, end of period (in thousands)	$93,068		$96,574		$167,195		$191,883		$219,497	$274,606

A	Computed using average daily shares outstanding.
B

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods less than one year are not annualized.

C

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary or expense waivers and/or expense reimbursements.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders	27

Semi-Annual Report to Shareholders

Financial Highlights

Limited Duration Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	Six Months Ended June 30, 2009		Years Ended December 31,
			2008		2007		2006		2005	2004
	(Unaudited)

Net asset value, beginning of period	$7.95		$9.97		$10.22		$10.20		$10.37	$10.55

Investment operations:
Net investment income	.19	A	.43	A	.51	A	.47	A	.40	.35
Net realized and unrealized gain/(loss)	.61		(1.99)		(.25)		.03		(.17)	(.10)

Total from investment operations	.80		(1.56)		.26		.50		.23	.25

Distributions from:
Net investment income	(.19)		(.46)		(.51)		(.48)		(.40)	(.42)
Net realized gain on investments	—		—		—		—		—	(.01)

Total distributions	(.19)		(.46)		(.51)		(.48)		(.40)	(.43)

Net asset value, end of period	$8.56		$7.95		$9.97		$10.22		$10.20	$10.37

Total returnB	10.15%		(16.09)%		2.56%		4.98%		2.29%	2.41%

Ratios to Average Net Assets:C
Total expenses	.96	%D	.77%		.72%		.64%		.62%	.70%
Expenses net of waivers, if any	.50	%D	.50%		.50%		.50%		.46%	.48%
Expenses net of all reductions	.50	%D	.50%		.50%		.50%		.46%	.48%
Net investment income	4.65	%D	4.71%		5.02%		4.58%		3.85%	3.22%

Supplemental Data:
Portfolio turnover rate	27.0%		224.1%		286.8%		237.2%		81.6%	238.0%

Net assets, end of period (in thousands)	$6,471		$7,715		$11,189		$11,052		$18,213	$9,546

A	Computed using average daily shares outstanding.
B

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods less than one year are not annualized.

C

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary or expense waivers and/or expense reimbursements.

D	Annualized.

See notes to financial statements.

28	Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Income Trust, Inc.

(Unaudited)

1. Organization and Significant Accounting Policies:

Legg Mason Income Trust, Inc. (“Corporation”), consisting of the Investment Grade Income Portfolio (“Investment Grade”), and the Limited Duration Bond Portfolio (“Limited Duration”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.

Investment Grade and Limited Duration Portfolios consist of two classes of shares: Primary Class and Institutional Class. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. Subsequent events have been evaluated through July 10, 2009, the issuance date of the financial statements.

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Corporation’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Investment Grade Income Portfolio

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds and notes	—	$157,865,914	—	$157,865,914
Mortgage-backed securities	—	1,759,410	—	1,759,410
U.S. government and agency obligations	—	686,704	—	686,704
U.S. government agency mortgage-backed securities	—	41,250	—	41,250
Yankee bonds	—	44,973,006	—	44,973,006
Preferred stocks	$346,119	264,918	—	611,037

Total long-term investments	346,119	205,591,202	—	205,937,321

Short-term investments:
U.S. government and agency obligations	—	161,691	—	161,691
Repurchase agreements	—	3,031,000	—	3,031,000

Total short-term investments	—	3,192,691	—	3,192,691

Total investments	346,119	208,783,893	—	209,130,012

Other financial instruments:
Futures contracts purchased	$(226,570)	—	—	$(226,570)
Futures contracts written	65,564	—	—	65,564

Total other financial Instruments	(161,006)	—	—	(161,006)
Total	$185,113	$208,783,893	—	$208,969,006

Semi-Annual Report to Shareholders	29

*	Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	YANKEE BONDS	TOTAL
Balance as of December 31, 2008	$102,000	$102,000
Accrued premiums/discounts	19,542	19,542
Realized gain/(loss)	—	—
Change in unrealized appreciation (depreciation)	14,458	14,458
Net purchases	—	—
Net sales	—	—
Net transfers in to Level 3	—	—
Net transfers out of Level 3	$136,000	$136,000
Balance as of June 30, 2009	—	—
Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009	$(1,327,211)	$(1,327,211)

(1)	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
(2)	This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Limited Duration Bond Portfolio

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds and notes	—	$25,072,882	—	$25,072,882
Asset-backed securities	—	10,984,159	—	10,984,159
Mortgage-backed securities	—	20,807,722	$59,050	20,866,772
U.S. government and agency obligations	—	10,559,486	—	10,559,486
U.S. government agency mortgage-backed securities	—	10,878,197	—	10,878,197
Yankee bonds	—	14,502,326	—	14,502,326
Preferred stocks	$47,847	—	182,440	230,287

Total long-term investments	47,847	92,804,772	241,490	93,094,109

Short-term investments:
Repurchase agreements	—	3,339,000	—	3,339,000

Total short-term investments	—	3,339,000	—	3,339,000

Total investments	47,847	96,143,772	241,490	96,433,109

Other financial instruments:
Futures contracts purchased	(34,089)	—	—	(34,089)
Futures contracts written	(1,865)	—	—	(1,865)

Total other financial instruments	(35,954)	—	—	(35,954)
Total	$11,893	$96,143,772	$241,490	$96,397,155

*	Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	MORTGAGE- BACKED SECURITIES	YANKEE BONDS	PREFERRED STOCKS	TOTAL
Balance as of December 31, 2008	—	$19,800	$187,245	$207,045
Accrued premiums/discounts	—	3,861	—	3,861
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	2,739	(4,805)	(2,066)
Net purchases	—	—	—	—
Net sales	—	—	—	—
Net transfers in to Level 3	$59,050	—	—	59,050
Net transfers out of Level 3	—	26,400	—	26,400
Balance as of June 30, 2009	$59,050	—	$182,440	$241,490
Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009	$(54,469)	$(256,697)	$(1,355,008)	$(1,666,174)

30	Semi-Annual Report to Shareholders

(1)	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
(2)	This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2009, security transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales
	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
Investment Grade	$4,159,520	$9,476,988	$3,433,031	$35,402,976
Limited Duration	$15,537,702	$10,368,473	$19,244,732	$16,073,178

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily in an effort to ensure the adequacy of the collateral. If the counterparty defaults, a Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which a Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options and Futures

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and a Fund recognizes a gain or loss when the contract is closed.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund. Net capital gain distributions, which are calculated at the Fund level, are declared and paid in December, to the extent necessary in order to comply with federal excise tax regulations. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Semi-Annual Report to Shareholders	31

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of the respective underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Funds enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

3. Financial Instruments:

Options and Futures

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

32	Semi-Annual Report to Shareholders

Activity in written call and put options during the six months ended June 30, 2009, was as follows:

Limited Duration	Actual Contracts	Premiums
Options outstanding at December 31, 2008	352	$299,403
Options written	—
Options closed	(352)	(299,403)
Options expired	—	—
Options exercised	—	—

Options outstanding at June 30, 2009	—	—

The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open futures positions and related appreciation or depreciation at June 30, 2009 are listed at the end of each Fund’s portfolio of investments.

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below are tables, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities’ at June 30, 2009.

Investment Grade

Asset Derivatives

	Interest Rate Contracts Risk(1)	Other Contracts Risk(2)	Total
Futures Contracts(3)	$70,643	—	$70,643

(1)	Balance sheet location: Receivables, Net Assets - Unrealized appreciation (depreciation)
(2)	Balance sheet location: Receivables
(3)	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives

	Interest Rate Contracts Risk(1)	Other Contracts Risk(2)	Total
Futures Contracts(3)	$231,649	—	$231,649

(1)	Balance sheet location: Payables, Net Assets - Unrealized appreciation (depreciation)
(2)	Balance sheet location: Payables
(3)	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Limited Duration

Asset Derivatives

	Interest Rate Contracts Risk(1)	Other Contracts Risk(2)	Total
Futures contracts(3)	$53,975	—	$53,975

(1)	Balance sheet location: Receivables, Net Assets - Unrealized appreciation (depreciation)
(2)	Balance sheet location: Receivables
(3)	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives

	Interest Rate Contracts Risk(1)	Other Contracts Risk(2)	Total
Futures contracts(3)	$89,929	—	$89,929

(1)	Balance sheet location: Payables, Net Assets - Unrealized appreciation (depreciation)
(2)	Balance sheet location: Payables
(3)	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Funds’ Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Funds’ derivatives and hedging activities during the period.

Semi-Annual Report to Shareholders	33

Investment Grade

Amount of Realized Gain or (Loss) on Derivatives Recognized

	Interest Rate Contracts Risk	Other Contracts Risk	Total
Futures contracts	$758,161	—	$758,161

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized

	Interest Rate Contracts Risk	Other Contracts Risk	Total
Futures contracts	$(499,021)	—	$(499,021)

Limited Duration

Amount of Realized Gain or (Loss) on Derivatives Recognized

	Interest Rate Contracts Risk	Other Contracts Risk	Total
Written options	$(819,207)	—	$(819,207)
Futures contracts	$2,312,701	—	$2,312,701
Total	$1,493,494	—	$1,493,494

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized

	Interest Rate Contracts Risk	Other Contracts Risk	Total
Written options	$745,213	—	$745,213
Futures contracts	$(2,177,368)	—	$(2,177,368)
Total	$(1,432,155)	—	$(1,432,155)

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets as shown in the table below. LMFA currently intends to voluntarily waive its fees to the extent Limited Duration’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates of the Fund’s average daily net assets. This voluntary waiver may be terminated at anytime. LMFA has voluntarily agreed to waive fees to the extent that Investment Grade’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. This voluntary waiver may be terminated at any time. The following chart shows annual rates of management fees, expense limits, and management fees waived, for each Fund:

			Six months Ended June 30, 2009	Maximum Amount Subject to Recapture
Fund	Management Fee	Expense Limitation	Management Fees Waived
Investment Grade
-Primary Class	0.60%	1.15%	$14,026	$229,712
-Institutional Class	0.60%	0.65%	7,096	17,509
Limited Duration
-Primary Class	0.45%	1.10%	$71,075	$756,803
-Institutional Class	0.45%	0.51%	4,939	61,812

Western Asset Management Company (“Adviser”) serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 40% of the management fee received by LMFA for Investment Grade. For Limited Duration, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of the Fund’s average daily net assets, not to exceed the fee received by LMFA after any fee waivers.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as shown in the table below. For the six months ended June 30, 2009, LMIS did not waive any distribution and service fees for Investment Grade and Limited Duration, respectively.

Fund	Distribution Fee	Service Fee
Investment Grade	0.25%	0.25%
Limited Duration	0.25%	0.25%

LMFA, the Adviser and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the funds until distributed in accordance with the Plan.

6. Line of Credit:

The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds did not utilize the line of credit during the six months ended June 30, 2009.

34	Semi-Annual Report to Shareholders

7. Fund Share Transactions:

At June 30, 2009, there were 100,000,000 shares authorized at $.001 par value for each of the Primary and Financial Intermediary Classes of Investment Grade and Limited Duration, and 50,000,000 shares authorized at $.001 par value for each of their Institutional Classes. Share transactions for the Funds were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Investment Grade Income Portfolio

Primary Class

Shares sold	1,870,422	$13,090,719	5,602,244	$51,251,221
Shares issued on reinvestment	1,084,291	7,574,131	2,367,708	20,528,846
Shares repurchased	(7,003,550)	(48,347,863)	(17,235,188)	(148,299,211)

Net Decrease	(4,048,837)	$(27,683,013)	(9,265,236)	$(76,519,144)

Institutional Class

Shares sold	434,552	$3,028,971	697,516	$5,974,142
Shares issued on reinvestment	55,139	385,396	119,333	1,033,284
Shares repurchased	(708,777)	(4,987,001)	(4,162,393)	(40,423,902)

Net Decrease	(219,086)	$(1,572,634)	(3,345,544)	$(33,416,476)

Limited Duration Bond Portfolio

Primary Class

Shares sold	868,264	$7,165,958	2,349,770	$21,834,372
Shares issued on reinvestment	224,836	1,833,750	660,072	6,003,189
Shares repurchased	(2,363,518)	(19,128,707)	(7,637,193)	(70,055,617)

Net Decrease	(1,270,418)	$(10,128,999)	(4,627,351)	$(42,218,056)

Institutional Class

Shares sold	108,003	$878,369	694,527	$6,452,975
Shares issued on reinvestment	17,625	143,842	55,370	501,071
Shares repurchased	(339,999)	(2,753,640)	(901,485)	(8,140,926)

Net Decrease	(214,371)	$(1,731,429)	(151,588)	$(1,186,880)

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semiannual reports.

(a) (2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3)	Not applicable.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

/s/ David R. Odenath
David R. Odenath
President, Legg Mason Income Trust, Inc.
Date: September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David R. Odenath
David R. Odenath
President, Legg Mason Income Trust, Inc.
Date: September 4, 2009

/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer Legg Mason Income Trust, Inc.
Date: September 4, 2009